Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Property and buildings	30–50 years
Machinery equipment	5–15 years
Transportation vehicles	5–10 years
Office and electronic equipment	3–5 years

Schedule of Intangible Assets are Amortized Using the Straight-Line Method with the Following Estimated Useful Lives

Intangible assets consist primarily of an acquired concession right on forest land and software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Concession right on forest land	37 years

Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy	The Monte Carlo simulation uses random numbers, together with the assumptions of volatility, risk-free rate to generate individual stock price paths under a Geometric Brownian Motion framework. The major assumptions used in the Monte Carlo simulation are as follows:
	December 31, 2025	April 25, 2025
Risk-free interest rate	3.47%-3.48%	3.75%-4.12%
Share price	$1.91	$19.4
Expected payment %	30% - 40%	30% - 40%
Volatility	17%	17%

Schedule of Revenue by Nature from Continuing Operations

The following summarizes the Company’s revenue by nature from continuing operations:

	For the Year Ended December 31,
	2025	2024	2023
Equipment and accessories	$3,118,402	$1,176,070	$10,781
Technological consulting and other services	152,444	652,906	-
Craft beer and vending machine	99,943	-	-
Total revenue	$3,370,789	$1,828,976	$10,781

Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	December 31, 2025	December 31, 2024	December 31, 2023

Year-end spot rate	US$1=RMB 6.9931	US$1=RMB 7.2993	US$1=RMB 7.0999
Year-end spot rate (discontinued operations)	US$1= INR 89.84	US$1= INR 85.55	US$1=INR 83.19
Average rate	US$1=RMB 7.1875	US$1=RMB 7.1957	US$1=RMB 7.0809
Average rate (discontinued operations)	US$1=INR 87.15	US$1=INR 83.66	US$1=INR 82.57